CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Cash flows (used in) from operating activities
Loss for the year	CAD (56,830,610)	CAD (17,531,665)
Items not involving cash:
Depreciation	758,063	626,964
Share-based payments	9,183,667	8,100,213
Amortization of deferred lease inducement	(40,096)	(40,096)
Impairment of exploration and evaluation assets	87,749	964,858
Unrealized foreign exchange loss (gain) on cash and cash equivalents	(258,399)	(965,084)
Deferred income tax expense (recovery)	(33,312)	75,776
Mark to market loss (gain) on convertible debentures	27,522,985	(3,311,719)
Interest expense	8,693,847	3,487,001
Loss on disposal of equipment	24,905	0
Shares of subsidiary issued for business acquisition	0	302,881
Changes in non-cash working capital items:
Amounts receivable	259,378	(501,147)
Prepaid expenses	(86,300)	131,123
Accounts payable and accrued liabilities	(416,299)	641,395
Deposits	(10,075)	(5,452)
Net cash flows from (used in) operating activities	(11,144,497)	(8,024,952)
Cash flows (used in) from investing activities
Acquisition of exploration and evaluation assets	(35,960,842)	(41,148,844)
Acquisition of equipment	(1,859,729)	(2,883,571)
Sale and maturity (acquisition) of short-term investments	47,455,100	(47,455,100)
Receipt of deferred lease inducement payment	0	193,799
Net cash flows from (used in) investing activities	9,634,529	(91,293,716)
Cash flows (used in) from financing activities
Cash from exercise of options and warrants, net of share issuance costs	3,985,175	10,583,230
Shares issued for cash from private placements, net of share issuance costs	60,225,368	0
Shares of subsidiary issued to non-controlling interests for cash, net of share issuance costs	1,017,249	10,132,835
Shares issued in connection with issuance of convertible debentures	2,258,820	2,292,480
Issuance of convertible debentures	73,035,180	74,123,520
Interest paid on convertible debentures	(5,416,686)	(1,992,150)
Net cash flows from (used in) financing activities	135,105,106	95,139,915
Change in cash and cash equivalents	133,595,138	(4,178,753)
Cash and cash equivalents, beginning of period	31,090,313	34,303,982
Effect of exchange rate fluctuations on cash held	258,399	965,084
Cash and cash equivalents at end of period	164,943,850	31,090,313
Cash and cash equivalents consist of:
Cash	153,329,808	9,295,803
Cash equivalents	CAD 11,614,042	CAD 21,794,510